Shareholder Fees - PGIM Jennison Global Opportunities Fund	Dec. 29, 2021 USD ($)
A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	$ 15
C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	$ 15
Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none	[2]
R2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none

[1]	Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
[2]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.